Segmented Information (Capital Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 3,476	$ 4,610	$ 4,779
Canadian Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,567	2,031	2,214
USA Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,727	2,446	2,502
Market Optimization [Member]
Segment Reporting Information [Line Items]
Capital expenditures	7	2	2
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 175	$ 131	$ 61